Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets
Reserves	$ 88,630	$ 74,283
Deferred Wages	88,795	93,745
Lease Liability	894,703	1,005,696
Net Operating Loss Carryforwards	14,036,687	11,250,985
Credit Carryforwards	191,979	164,796
Fixed Asset Basis	996,625	1,016,323
Restricted Stock Units	1,110,471
Other Carryforwards	124,945	55,584
Total Deferred Tax Assets	17,532,835	13,661,412
Less: Valuation Allowance	(13,444,812)	(10,309,361)
Deferred Tax Liabilities
Investment in Flavored Bourbon LLC	(3,242,634)	(2,511,373)
Right-of-Use Assets	(749,791)	(840,677)
Intangible Assets	(95,598)
Total Deferred Tax Liabilities	(4,088,023)	(3,352,050)
Net Deferred Tax Assets